The Company and Basis Of Presentation (Tables)	12 Months Ended
Dec. 31, 2010
Company Basis of Presentation Healthcare Reform and Significant Accounting Policies (Tables) [Abstract]
Schedule Of Variable Interest Entities Text Block

	2011	2010
Trade accounts receivable, net	$73,172	$60,070
Other current assets	65,576	26,981
Property, plant and equipment, intangible assets & other non-current assets	25,978	29,597
Goodwill	52,251	56,883
Accounts payable, accrued expenses and other liabilities	148,924	105,662
Non-current loans to related parties	13,000	12,998
Equity	55,053	54,870